Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 28, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible note receivable		$ 2,000
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cost method investments	$ 20,868	18,238
Convertible note receivable	0	2,000
Fair Value | Term Loan Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Facility	2,328,038	3,411,744
Fair Value | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Facility	1,108,250	0
Fair Value | Dreamcatcher Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Facility	18,587	23,498
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cost method investments	20,868	18,238
Convertible note receivable	0	2,000
Carrying Amount | Term Loan Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Facility	2,360,155	3,471,017
Carrying Amount | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Facility	1,100,000	0
Carrying Amount | Dreamcatcher Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Facility	$ 18,868	$ 23,914